Related party transactions - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Derivatives	£ 174,116	£ 225,238	[1]	£ 141,221
Collateral	175,100	136,777
Other related parties
Disclosure of transactions between related parties [line items]
Notional amount	5,574	5,449
Derivatives	429	424
Collateral	£ 439	£ 425

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.